Agreements - Additional Information (Detail)	11 Months Ended
Dec. 03, 2012
Management Fee paid to sponsor, percent per annum of the average daily NAV of each Geared Fund	0.95%
Percentage of annual NAV as limit to pay SEC registration fees incurred	0.021%